As filed with the Securities and Exchange Commission on June 18, 2018

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 78	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 79 (Check appropriate box or boxes)	☒

VOYA SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest with a par value $0.001.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 78 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 18th day of June 2018.

Voya Separate Portfolios Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

--------------------------------	Chief Executive Officer	June 18, 2018
Michael Bell*

-------------------------------- Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	June 18, 2018

--------------------------------	Trustee	June 18, 2018
Colleen D. Baldwin*

--------------------------------	Trustee	June 18, 2018
John V. Boyer*

--------------------------------	Trustee	June 18, 2018
Patricia W. Chadwick*

--------------------------------	Trustee	June 18, 2018
Martin J. Gavin*

--------------------------------	Trustee	June 18, 2018
Russell H. Jones*

--------------------------------	Trustee	June 18, 2018
Patrick W. Kenny*

--------------------------------	Trustee	June 18, 2018
Joseph E. Obermeyer*

--------------------------------	Trustee	June 18, 2018
Sheryl K. Pressler*

--------------------------------	Trustee	June 18, 2018
Christopher P. Sullivan*

--------------------------------	Trustee	June 18, 2018
Roger B. Vincent*

* By: /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**    Powers of attorney for Michael Bell, Todd Modic, and each Trustee were filed as attachments to Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement on April 2, 2018, and are incorporated herein by reference.

EXHIBIT INDEX

Voya Separate Portfolios Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase